5 year summary (Tables)	12 Months Ended
Dec. 31, 2023
5 year summary
Summary of 5 year summary

	2019 £m	2020 £m	2021 £m	2022 £m	2023 £m
RELX consolidated financial information

Growth rates
Underlying revenue growth	+4%	-9%	+7%	+9%	+8%
Underlying adjusted operating profit growth	+5%	-18%	+13%	+15%	+13%
Adjusted earnings per share growth (at constant currency)	+7%	-15%	+17%	+10%	+11%

Adjusted figures¹
Revenue	7,874	7,110	7,244	8,553	9,161
EBITDA	2,935	2,567	2,697	3,174	3,544
Operating profit	2,491	2,076	2,210	2,683	3,030
Operating margin	31.6%	29.2%	30.5%	31.4%	33.1%
Profit before tax	2,200	1,916	2,077	2,489	2,716
Net profit attributable to shareholders	1,808	1,543	1,689	1,961	2,156
Net margin	23.0%	21.7%	23.3%	22.9%	23.5%
Cash flow	2,402	2,009	2,230	2,709	2,962
Cash flow conversion	96%	97%	101%	101%	98%
Return on invested capital	13.6%	10.8%	11.9%	12.5%	14.0%
Earnings per share	93.0p	80.1p	87.6p	102.2p	114.0p

Dividend²
Ordinary dividend per share	45.7p	47.0p	49.8p	54.6p	58.8p

Reported figures
Revenue	7,874	7,110	7,244	8,553	9,161
Operating profit	2,101	1,525	1,884	2,323	2,682
Profit before tax	1,847	1,483	1,797	2,113	2,295
Net profit attributable to shareholders	1,505	1,224	1,471	1,634	1,781
Net margin	19.1%	17.2%	20.3%	19.1%	19.4%
Net debt	6,191	6,898	6,017	6,604	6,446
Earnings per share (pence)	77.4p	63.5p	76.3p	85.2p	94.1p
(5)	Adjusted figures are presented as additional performance measures used by management. Further details on the adjusted measures can be found in the Alternative performance measures section on pages 222 to 230.
(6)	Dividend per ordinary share is based on the interim dividend and proposed final dividend for the relevant year.